Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,586,692	$ 1,278,359	$ 1,477,907
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	(4,576,721)	(1,278,359)	(1,477,907)
Net cash used in operating activities	(990,029)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs	(292,000)
Issuance of Ordinary Shares	4,700,000
Proceeds from related party loans	1,184,272
Net cash provided by financing activities	5,592,272
CHANGES IN CASH	4,602,243
CASH, beginning of year
CASH, end of year	$ 4,602,243